Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
cash equivalents	$ 32	$ 60.4
Ecl allowances	312,000	608,000
Impairment charge		11,850,000
Own digital assets	43,980,000
Own digital assets	$ 43,978,454	$ 8,010,538	$ 3,926,824
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years